Note 7 - Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
2016 ( remaining 9 months)	$ 173	$ 229
2017	58	58
Total minimum lease payments	$ 231	$ 287